Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		60 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income tax
Income tax benefit (expense)	$ 2,817	$ 1,859	$ 15,757	$ 4,240
Increase of Income tax expense	900		11,500
Amount of additional tax expense in current income taxes	2,700		2,700
Non-cash income tax expense	225	$ 215	$ 657	$ 638
Percentage of accrued interest disallowed			100.00%
Potential future obligation			$ 8,400		$ 3,000
Increases in uncertain tax positions	500		8,400
Unrecognized tax benefits	$ 11,100		$ 11,100			$ 2,700